Share-based payment arrangements - LTIP (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 SFr / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 SFr / shares	Dec. 31, 2017 USD ($) component shares	Dec. 31, 2016 SFr / shares	Dec. 31, 2016 USD ($) component
LTIP
Summary of the activity related to share-based compensation arrangements.
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)	SFr 21.97
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares) | shares		1.4
Granted (in number of shares) | shares		0.8
Vested (in number of shares) | shares		(0.7)
Forfeited (in number of shares) | shares		(0.2)
End of period (in number of shares) | shares		1.3		1.4
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)	21.47
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)	21.97		SFr 22.13		SFr 20.77
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)	21.78
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)	21.50
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)	SFr 21.61		SFr 21.47
Aggregate fair value of shares, at the dates of grant | $		$ 19		$ 22		$ 22
Grant-date fair value of shares vested | $		$ 17		$ 22		$ 15
LTIP 2018 Launches | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage if criteria threshold is equaled or exceeded		200.00%
LTIP 2018 Launches | Performance shares to be settled in equity | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		65.00%
LTIP 2018 Launches | Performance shares to be settled in either cash or equity | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		35.00%
LTIP 2017 and 2016 Launches | Vesting based on earnings per share performance
Share-based Compensation Arrangement by Share-based Payment Award
Period of weighted cumulative earnings per share performance		3 years		3 years		3 years
Percentage of cumulative earnings per share performance of the first year's result		33.00%		33.00%		33.00%
Percentage of cumulative earnings per share performance of the second year's result		67.00%		67.00%		67.00%
Percentage of cumulative earnings per share performance of the third year's result		100.00%		100.00%		100.00%
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant		200.00%		200.00%		200.00%
LTIP 2017 and 2016 Launches | Performance shares to be settled in equity | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		70.00%
LTIP 2017 and 2016 Launches | Performance shares to be settled in either cash or equity | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of vested award to be received if criteria threshold is met		30.00%
LTIP 2017 Launch
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP) | component				2
LTIP 2017 Launch | Vesting based on achievement of threshold net income
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage if criteria threshold is equaled or exceeded		150.00%		150.00%
LTIP 2016 Launch
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP) | component						2